Form N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3

1. Investment Company Act File Number:  811-22572

   Date of Notification:  September 17, 2012

2. Exact name of Investment Company as specified in registration statement:

   The Multi-Strategy Growth & Income Fund

3. Address of principal executive office: (number, street, city, state, zip code)

   The Multi-Strategy Growth & Income Fund

   c/o Gemini Fund Services, LLC

   4020 S. 147 Street,

   Omaha, NE 68137

4. Check one of the following:

A. [X ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B. [  ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C. [  ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary  repurchase offer under paragraph (c) of Rule 23c-3.

By:  /s/Joseph P. Lucia

    Joseph P. Lucia

      Secretary

INSTRUCTIONS

1. This Form must be completed by registered closed-end investment companies or business development companies that make repurchase offers pursuant to Rule 23c-3. The Form shall be attached to a notification to shareholders under paragraph (b)(4) of Rule 23c-3.

2. Submissions using this Form shall be filed in triplicate with the Commission within three business days after a notification is sent to shareholders. One copy shall be manually signed; the other copies may have facsimile or typed signatures.

SEC'S COLLECTION OF INFORMATION

An agency may not conduct or sponsor, and a person is not required to respond to a collection of information unless it displays a currently valid control number. Filing of this Form is mandatory. The principal purpose of this collection of information is to ensure that investment companies provide basic information necessary for the Commission to process filed notifications to shareholders and to monitor companies' use of repurchase offers. Any member of the public may direct to the Commission any comments concerning the accuracy of the burden estimate of this Form and any suggestions for reducing this burden. This collection of information has been reviewed by the Office of Management and Budget in accordance with the clearance requirements of 44 U.S.C. §3507. The responses to the collection of information will not be kept confidential.

THE MULTI-STRATEGY GROWTH & INCOME FUND

IF YOU DO NOT WISH TO SELL SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE.

NOTICE OF QUARTERLY REPURCHASE OFFER

IF YOU OWN THESE SHARES THROUGH A BROKER, CONTACT YOUR BROKER

September 17, 2012

Dear Multi-Strategy Growth & Income Fund Shareholder,

The purpose of this Notice is to announce the quarterly repurchase offer for the Multi-Strategy Growth & Income Fund (the "Fund").  The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer.  The purpose of these quarterly repurchase offers is to provide shareholders with access to their assets and a degree of liquidity.

The repurchase offer period will begin on September 17, 2012 and end on October 16, 2012.  If you wish to redeem shares, please contact your financial consultant.

All Redemption Requests must be submitted and received by The Multi-Strategy Growth & Income Fund by 4:00 p.m., Eastern time, on Tuesday, October 16, 2012 to be effective.

For details of the offer, please refer to the attached Repurchase Offer document.

Sincerely,

The Multi-Strategy Growth & Income Fund

/s/Joseph P. Lucia

Joseph P. Lucia

Secretary

THE MULTI-STRATEGY GROWTH & INCOME FUND

REPURCHASE OFFER

1.

The Offer.    The Multi-Strategy Growth & Income Fund ("Fund") is offering to repurchase, for cash, up to five percent (5%) of its issued and outstanding shares at a price equal to the net asset value ("NAV") as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below).  The purpose of this offer is to provide a level of liquidity to shareholders since no secondary market exists for these shares.  This offer is not conditioned on the tender of any minimum number of shares.  This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund's prospectus and statement of additional information.

2.

Net Asset Value.    The NAV of the Fund on September 10, 2012 was $15.17 per share. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below).  The NAV can fluctuate.  Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Redemption Request Form.  The current NAV may be obtained by calling 1-855-601-3841 and asking for the most recent price.  The shares of the Fund are not traded on any organized market or securities exchange.

3.

Repurchase Request Deadline.    All Redemption Request Forms must be received in proper form by 4:00 p.m., Eastern time, on October 16, 2012.

4.

Repurchase Pricing Date.    The NAV used to calculate the repurchase price will be determined on October 16, 2012.  This may be higher or lower than the NAV on the date on which you return your Redemption Request Form.

5.

Payment for Shares Repurchased.   The Fund expects to make payments for all shares repurchased the day following the Repurchase Pricing Date.  In any event, the Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date.  The Fund will not charge a repurchase fee.

6.

Increase in Number of Shares Repurchased.  Pro Rata Purchase.  If shareholders tender for repurchase more than five percent (5%) of the outstanding shares of the Fund, the Fund may, but is not required to, repurchase up to an additional two percent (2%).  If the Fund determines not to repurchase an additional two percent (2%) or if more than seven percent (7%) of the shares are tendered, then the Fund will repurchase shares on a pro rata basis based upon the number of shares tendered by each shareholder.  There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all the shares in a shareholder's account are tendered.  In the event of an oversubscribed offer, you may not be able to tender all shares that you wish to tender and may have to wait until the next quarterly repurchase offer to tender the remaining shares.  Subsequent repurchase requests will not be given priority over other shareholder requests. You may be subject to NAV fluctuation during the period between quarterly redemption offers.

7.

Withdrawal or Modification.    Tenders of shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern time, on October 16, 2012.

8.

Suspension or Postponement of Repurchase Offer.   The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board, including a majority of the independent Directors, and only in the following limited circumstances:

•

If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

•

If the repurchase would cause the shares that are the subject of the offer that are either listed on a national securities exchange or quoted in an inter-dealer quotation system of a national securities association to be neither listed on any national securities exchange nor quoted on any inter-dealer quotation system of a national securities association;

•

For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

•

For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund's NAV; and

•

For any other periods that the Securities and Exchange Commission permits by order for the protection of shareholders.

9.

Tax Consequences.  You should review the tax information in the Fund's prospectus and statement of additional information and consult your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in the repurchase.   Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by the shareholder.

10.

Documents in Proper Form.   All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion.  The determination by the Fund shall be final and binding.  The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund's counsel, accepting, purchasing or paying for such shares would be unlawful.  The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders.  The Fund's interpretations of the terms and conditions of this offer shall be final and binding.  Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide.  Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, the Investment Manager, the Transfer Agent., the Fund's distributor, nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Investment Manager, nor the Fund's distributor is or will be obligated to insure that your financial consultant, or any broker/dealer or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Directors makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares.  Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer.  No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund's prospectus or statement of additional information.  If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this offer, contact your financial consultant.

THE MULTI-STRATEGY GROWTH & INCOME FUND

IF YOU DO NOT WISH TO SELL SHARES AT THIS TIME, PLEASE DISREGARD THIS NOTICE.

NOTICE OF QUARTERLY REPURCHASE OFFER

IF YOU OWN THESE SHARES THROUGH A BROKER, CONTACT YOUR BROKER

September 17, 2012

Dear Multi-Strategy Growth & Income Fund Shareholder,

The purpose of this Notice is to announce the quarterly repurchase offer for the Multi-Strategy Growth & Income Fund (the "Fund").  The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer.  The purpose of these quarterly repurchase offers is to provide shareholders with access to their assets and a degree of liquidity. If you own these shares through a Broker/Dealer or Advisor, please contact your Financial Consultant.

The repurchase offer period will begin on September 17, 2012 and end on October 16, 2012.  If you wish to redeem shares, please complete the attached Redemption Request Form.

All Redemption Request Forms must be completed in proper form and received by The Multi-Strategy Growth & Income Fund by 4:00 p.m., Eastern time, on Tuesday, October 16, 2012 to be effective.

For details of the offer, please refer to the attached Repurchase Offer document.

Sincerely,

The Multi-Strategy Growth & Income Fund

/s/Joseph P. Lucia

Joseph P. Lucia

Secretary

THE MULTI-STRATEGY GROWTH & INCOME FUND

REPURCHASE REQUEST FORM

MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME, October 16, 2012.

The Multi-Strategy Growth & Income Fund

c/o Gemini Fund Services, LLC

4020 S. 147th Street

Omaha, NE 68137

Please accept this tender of shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.

I understand that this quarterly repurchase offer is limited to five percent (5%) of the Fund's outstanding shares and, that, if the offer is over subscribed, the Fund may not purchase the full amount of the shares that I am requesting, in which case the Fund will repurchase shares on a pro rata basis.

Name(s) of Registered Shareholders:

 _________________________________                     Account Number:  _______________________________

 _________________________________                     Daytime Telephone Number: ______________________

 Shares Tendered (check only ONE option and fill in number or dollar amount as appropriate):

_____

Full Tender:

Please tender all shares in my account.

_____

Partial Tender:

Please tender ___________shares from my account.

_____

Dollar Amount:

Please tender enough shares to net $____________.

Payment and Delivery Instructions:

Unless alternative instructions are given below, the check will be issued to the name(s) of the registered shareholders and mailed to the address of record.

Alternative mailing instructions: _____________________________________________

              _____________________________________________

Medallion Signature Guarantee may be required if (i) repurchase offers are greater than or equal to $100,000; (ii) proceeds of the repurchase are to be made payable via check to someone other than the registered accounts owner; or (iii) proceeds are to be made payable as the account is registered but mailed to an address other than the address of record on the account.  Please contact the Fund at 1-855-601-3841 to determine if a Medallion Signature Guarantee is necessary for your repurchase.

Signature: ____________________________

Date: _____________________

    ____________________________                            _____________________

Signature Guarantee:

ALL signatures MUST be guaranteed by an employee of a member firm of a regional or national securities exchange or of the National Association of Securities Dealers, Inc., by an employee of a commercial bank or trust company having an office, branch or agency in the United States or any other "eligible guarantor institution" as that term is defined in Rule 17 Ad-15(a)(2) of the Securities Exchange Act of 1934.

Signature Guaranteed By:        ___________________________